Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2023
Non-controlling interest.
Schedule of non controlling interests

	Six months ended
	June 30,	June 30,
	2023	2022
	$’000	$’000

Balance at January 1	227,200	223,188
Loss for the period	(6,360)	(3,216)
Other comprehensive income	15,608	10,468
Balance at June 30	236,448	230,440

Schedule of summarized financial information of subsidiary

Summarized balance sheet	I-Systems Soluções de Infraestrutura S.A.
	June 30,	December 31,
	2023	2022
	$’000	$’000
Current assets	108,564	102,445
Current liabilities	(40,538)	(38,834)
Current net assets	68,026	63,611

Non-current assets	524,956	462,122
Non-current liabilities	(139,280)	(92,453)
Non-current net assets	385,676	369,669

Net assets	453,702	433,280

Accumulated non-controlling interest at the end of the period	222,274	212,307

Summarized statement of comprehensive income for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	Six months ended
	June 30,	June 30,
	2023	2022
	$’000	$’000
Revenue	34,179	27,649
Loss for the period	(11,283)	(4,451)
Other comprehensive income	31,622	12,169
Total comprehensive income	20,339	7,718

Loss allocated to non-controlling interest during the period	(5,529)	(2,181)

Summarized statement of cash flows for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	Six months ended
	June 30,	June 30,
	2023	2022
	$’000	$’000
Cash flows generated from operating activities	11,193	17,434
Cash flows used in investing activities	(52,294)	(37,197)
Cash flows generated from/(used in) financing activities	33,680	(2)
Net decrease in cash and cash equivalents	(7,421)	(19,765)